Schedule of Investments (unaudited) July 31, 2020	iShares® J.P. Morgan EM High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Argentina — 1.1%
Arcor SAIC, 6.00%, 07/06/23 (Call 08/31/20)(a)	$400	$377,875
Pampa Energia SA, 7.50%, 01/24/27 (Call 01/24/22)(a)	550	462,859
Tecpetrol SA, 4.88%, 12/12/22 (Call 12/12/20)(a)	100	97,250
Transportadora de Gas del Sur SA, 6.75%, 05/02/25 (Call 05/02/22)(a)	300	261,750
YPF SA
6.95%, 07/21/27(a)(b)	600	445,069
7.00%, 12/15/47 (Call 06/15/47)(a)	300	199,781
8.50%, 07/28/25(a)	650	538,687
8.50%, 06/27/29 (Call 03/27/29)(a)	250	195,469
8.75%, 04/04/24(a)	866	773,598

		3,352,338

Azerbaijan — 0.5%
International Bank of Azerbaijan OJSC, 3.50%, 09/01/24(a)	550	500,500
Southern Gas Corridor CJSC, 6.88%, 03/24/26(a)	1,000	1,178,750

		1,679,250

Bahrain — 0.3%
BBK BSC, 5.50%, 07/09/24(a)	200	200,000
Oil and Gas Holding Co. BSCC (The), 7.50%, 10/25/27(a)	600	651,000

		851,000

Brazil — 13.6%
Banco Bradesco SA/Cayman Islands, 3.20%, 01/27/25(a)	400	404,380
Banco BTG Pactual SA/Cayman Islands
4.50%, 01/10/25 (Call 12/10/24)(a)	400	398,625
5.50%, 01/31/23(a)(b)	300	310,594
7.75%, 02/15/29 (Call 02/15/24)(a)(b)(c)	400	416,000
Banco do Brasil SA/Cayman
3.88%, 10/10/22	800	819,000
4.63%, 01/15/25(a)	600	627,750
4.75%, 03/20/24(a)	600	627,937
4.88%, 04/19/23(a)	600	628,687
5.88%, 01/19/23(a)	400	428,125
6.25%, (Call 04/15/24)(a)(c)(d)	800	750,000
9.00%, (Call 06/18/24)(a)(b)(c)(d)	1,000	1,078,656
9.25%, (Call 04/15/23)(a)(b)(c)(d)	600	657,937
Braskem Finance Ltd., 6.45%, 02/03/24	800	849,600
Braskem Netherlands Finance BV
4.50%, 01/31/30(a)	800	741,000
5.88%, 01/31/50(a)	800	725,200
BRF SA, 4.88%, 01/24/30 (Call 10/24/29)(a)	400	399,130
Cemig Geracao e Transmissao SA, 9.25%, 12/05/24 (Call 12/05/23)(a)	800	900,750
Centrais Eletricas Brasileiras SA
3.63%, 02/04/25(a)	400	397,580
4.63%, 02/04/30(a)	200	201,750
Cosan Ltd., 5.50%, 09/20/29 (Call 09/20/24)(a)	400	413,000
Cosan Luxembourg SA, 7.00%, 01/20/27 (Call 01/20/22)(a)	600	644,550
CSN Islands XII Corp., 7.00%, (Call 09/23/20)(a)(d)	600	484,313
CSN Resources SA
7.63%, 02/13/23 (Call 02/13/21)(a)	400	404,000
7.63%, 04/17/26 (Call 04/17/22)(a)	600	589,451
Embraer Netherlands Finance BV, 5.05%, 06/15/25	800	741,500
Globo Comunicacao e Participacoes SA, 4.88%, 01/22/30(a)	200	197,500
Gol Finance SA, 7.00%, 01/31/25 (Call 01/31/22)(a)	300	153,000
InterCement Financial Operations BV, 5.75%, 07/17/24 (Call 08/31/20)(a)	200	132,000
Itau Unibanco Holding SA/Cayman Island
4.50%, 11/21/29 (Call 11/21/24)(a)(c)	600	585,750

Security	Par (000)	Value

Brazil (continued)
4.63%, (Call 02/27/25)(a)(c)(d)	$400	$336,600
5.13%, 05/13/23(a)	920	973,187
6.13%, (Call 12/12/22)(a)(c)(d)	600	570,945
JBS Investments II GmbH
5.75%, 01/15/28 (Call 07/15/22)(a)	400	424,000
7.00%, 01/15/26 (Call 01/15/22)(a)	400	430,000
JBS USA LUX SA/JBS USA Finance Inc.
5.75%, 06/15/25 (Call 08/31/20)(a)	350	360,500
5.88%, 07/15/24 (Call 08/31/20)(a)	400	408,500
6.75%, 02/15/28 (Call 02/15/23)(a)	500	558,750
JSL Europe SA, 7.75%, 07/26/24 (Call 07/26/21)(a)	400	401,000
Klabin Austria GmbH
5.75%, 04/03/29 (Call 01/03/29)(a)	400	433,280
7.00%, 04/03/49 (Call 10/03/48)(a)	400	439,000
MARB BondCo PLC
6.88%, 01/19/25 (Call 01/19/21)(a)	600	627,000
7.00%, 03/15/24 (Call 08/31/20)(a)	400	412,204
Minerva Luxembourg SA, 6.50%, 09/20/26 (Call 09/20/21)(a)	700	733,906
NBM U.S. Holdings Inc.
6.63%, 08/06/29 (Call 08/06/24)(a)	200	217,938
7.00%, 05/14/26 (Call 05/14/22)(a)	400	429,780
Odebrecht Drilling Norbe VIII/IX Ltd., 7.35%, (7.35% PIK), 12/01/26 (Call 12/01/20)(a)(e)	406	101,433
Odebrecht Offshore Drilling Finance Ltd., 7.72%, (7.72% PIK), 12/01/26 (Call 12/01/21)(a)(e)	610	52,307
Oi SA (4.00% PIK), 10.00%, 07/27/25(e)	800	765,000
Petrobras Global Finance BV
4.38%, 05/20/23	756	781,987
5.09%, 01/15/30(a)	1,900	1,958,900
5.30%, 01/27/25	900	969,891
5.60%, 01/03/31 (Call 10/03/30)	400	420,500
5.63%, 05/20/43	300	303,469
5.75%, 02/01/29	792	853,865
6.00%, 01/27/28	1,268	1,391,947
6.25%, 03/17/24	711	782,100
6.75%, 01/27/41	500	543,594
6.75%, 06/03/50 (Call 12/03/49)	800	866,400
6.85%, 06/05/2115	1,133	1,198,714
6.88%, 01/20/40	500	553,750
6.90%, 03/19/49	1,100	1,223,826
7.25%, 03/17/44	686	788,471
7.38%, 01/17/27	1,101	1,292,079
8.75%, 05/23/26	979	1,218,243
Rede D’or Finance Sarl, 4.95%, 01/17/28 (Call 10/17/27)(a)	1,000	973,969
Rumo Luxembourg Sarl
5.88%, 01/18/25 (Call 01/18/22)(a)(b)	200	210,000
7.38%, 02/09/24 (Call 02/09/21)(a)(b)	400	421,400
Ultrapar International SA
5.25%, 10/06/26(a)	400	417,625
5.25%, 06/06/29(a)	200	203,863
Usiminas International Sarl, 5.88%, 07/18/26 (Call 07/18/23)(a)(b)	400	395,700

		42,153,388

Chile — 0.4%
AES Gener SA, 7.13%, 03/26/79 (Call 04/07/24)(a)(b)(c)	400	407,375
Corp. Group Banking SA, 6.75%, 03/15/23 (Call 08/31/20)(a)	250	77,422
Kenbourne Invest SA, 6.88%, 11/26/24 (Call 11/26/21)(a)	200	205,031
VTR Comunicaciones SpA, 5.13%, 01/15/28 (Call 07/15/23)(f)	200	213,000

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® J.P. Morgan EM High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chile (continued)
VTR Finance NV, 6.38%, 07/15/28 (Call 07/15/23)(f)	$200	$211,763

		1,114,591

China — 5.0%
Agile Group Holdings Ltd., 7.88%, (Call 07/31/24)(a)(c)(d)	800	804,000
Central Plaza Development Ltd., 5.75%, (Call 11/14/24)(a)(c)(d)	200	196,438
CFLD Cayman Investment Ltd., 8.60%, 04/08/24(a)	600	604,875
China Evergrande Group
7.50%, 06/28/23 (Call 08/31/20)(a)	500	442,187
8.75%, 06/28/25 (Call 06/28/21)(a)	2,200	1,836,312
10.50%, 04/11/24 (Call 04/11/22)(a)	400	365,500
China SCE Group Holdings Ltd., 7.38%, 04/09/24 (Call 04/09/22)(a)	400	404,500
China Shenhua Overseas Capital Co. Ltd., 3.88%, 01/20/25(a)	400	427,000
CIFI Holdings Group Co. Ltd., 6.45%, 11/07/24 (Call 11/07/22)(a)	400	412,625
Country Garden Holdings Co. Ltd., 4.75%, 09/28/23 (Call 09/28/20)(a)	400	406,625
Easy Tactic Ltd., 5.88%, 02/13/23 (Call 11/17/20)(a)	400	352,052
Greenland Global Investment Ltd., 5.88%, 07/03/24(a)	400	384,500
Kaisa Group Holdings Ltd., 9.38%, 06/30/24 (Call 06/30/21)(a)	1,600	1,470,000
KWG Group Holdings Ltd.
5.88%, 11/10/24 (Call 11/10/21)(a)	400	391,750
6.00%, 09/15/22 (Call 08/17/20)(a)	200	203,000
Lenovo Group Ltd.
4.75%, 03/29/23(a)	400	409,500
5.88%, 04/24/25(a)	400	423,000
Overseas Chinese Town Asia Holdings Ltd., 4.30%, (Call 10/10/20)(a)(c)(d)	400	400,500
Proven Honour Capital Ltd.
4.13%, 05/19/25(a)	600	630,768
4.13%, 05/06/26(a)	1,200	1,267,125
Scenery Journey Ltd., 13.75%, 11/06/23 (Call 11/06/21)(a)	300	298,875
Shui On Development Holding Ltd., 6.40%, (Call 06/20/22)(a)(c)(d)	200	196,500
Sino-Ocean Land Treasure III Ltd., 4.90%, (Call 09/21/22)(a)(c)(d)	400	332,000
Sunac China Holdings Ltd., 8.35%, 04/19/23 (Call 04/19/21)(a)	400	416,250
Tsinghua Unic Ltd., 5.38%, 01/31/23(a)	400	272,750
Wanda Properties International Co. Ltd., 7.25%, 01/29/24(a)	400	391,500
Well Hope Development Ltd., 3.88%, (Call 10/19/22)(a)(c)(d)	600	597,690
Yuzhou Group Holdings Co. Ltd.
8.30%, 05/27/25 (Call 11/27/22)(a)	400	409,125
8.38%, 10/30/24 (Call 10/30/22)(a)	200	207,688
8.50%, 02/26/24 (Call 02/26/22)(a)	400	419,500

		15,374,135

Colombia — 1.4%
AI Candelaria Spain SLU, 7.50%, 12/15/28 (Call 09/15/28)(a)	550	594,000
Banco de Bogota SA
5.38%, 02/19/23(a)	200	207,812
6.25%, 05/12/26(a)	600	633,000
Bancolombia SA
4.63%, 12/18/29 (Call 12/18/24)(c)	400	379,375
4.88%, 10/18/27 (Call 10/18/22)(c)	400	390,713

Security	Par (000)	Value

Colombia (continued)
Grupo Aval Ltd.
4.38%, 02/04/30 (Call 11/04/29)(a)	$200	$191,200
4.75%, 09/26/22(a)	800	816,000
Millicom International Cellular SA
5.13%, 01/15/28 (Call 09/15/22)(a)	200	209,731
6.00%, 03/15/25 (Call 08/10/20)(a)	300	308,625
6.25%, 03/25/29 (Call 03/25/24)(a)	400	439,425
6.63%, 10/15/26 (Call 10/15/21)(a)	200	218,000

		4,387,881

Congo — 0.1%
HTA Group Ltd./Mauritius, 7.00%, 12/18/25 (Call 06/18/22)(a) .	200	207,000

Ghana — 0.1%
Kosmos Energy Ltd., 7.13%, 04/04/26 (Call 04/04/22)(a)(b)	200	177,000
Tullow Oil PLC, 7.00%, 03/01/25 (Call 03/01/21)(a)	400	239,000

		416,000

Guatemala — 0.2%
Comunicaciones Celulares SA Via Comcel Trust, 6.88%, 02/06/24 (Call 08/31/20)(a)	600	614,625

Hong Kong — 2.5%
Bank of Communications Hong Kong Ltd., 3.73%, (Call 03/03/25)(a)(c)(d)	250	249,687
Bank of East Asia Ltd. (The)
5.50%, (Call 12/02/20)(a)(c)(d)	650	647,359
5.88%, (Call 09/19/24)(a)(c)(d)	250	244,375
Celestial Dynasty Ltd., 4.25%, 06/27/29(a)	800	816,250
China CITIC Bank International Ltd., 7.10%, (Call 11/06/23)(a)(c)(d)	400	432,500
FWD Group Ltd.
5.75%, 07/09/24(a)	200	204,188
6.38%, (Call 09/13/24)(a)(c)(d)	800	782,500
Henderson Land Development Co. Ltd., 2.38%, 05/27/25(a)	200	202,239
Industrial & Commercial Bank of China Asia Ltd., 4.25%, (Call 07/21/21)(a)(c)(d)	800	803,250
Li & Fung Ltd., 5.25%, (Call 11/03/21)(a)(d)	200	139,750
Nanyang Commercial Bank Ltd., 5.00%, (Call 06/02/22)(a)(c)(d)	800	788,250
New World China Land Ltd., 4.75%, 01/23/27(a)	400	415,875
NWD Finance BVI Ltd., 6.25%, (Call 03/07/24)(a)(d)	600	607,950
NWD MTN Ltd.
4.13%, 07/18/29(a)	1,200	1,208,250
4.38%, 11/30/22(a)	200	207,214

		7,749,637

India — 1.4%
ABJA Investment Co. Pte Ltd.
5.45%, 01/24/28(a)	600	573,510
5.95%, 07/31/24(a)	425	433,633
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, 6.25%, 12/10/24(a)	400	420,875
Delhi International Airport Ltd.
6.13%, 10/31/26(a)	200	193,313
6.45%, 06/04/29(a)	200	196,437
Future Retail Ltd., 5.60%, 01/22/25 (Call 01/22/23)(a)	200	127,000
Greenko Dutch BV, 5.25%, 07/24/24 (Call 08/31/20)(a)	400	408,250
Greenko Solar Mauritius Ltd.
5.55%, 01/29/25 (Call 01/29/21)(a)	600	606,000
5.95%, 07/29/26 (Call 07/29/22)(a)	200	202,812
JSW Steel Ltd., 5.95%, 04/18/24(a)	400	400,375
Network i2i Ltd., 5.65%, (Call 01/15/25)(a)(c)(d)	200	197,125

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® J.P. Morgan EM High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

India (continued)
Vedanta Resources Finance II PLC, 9.25%, 04/23/26 (Call 04/23/23)(a)	$200	$139,938
Vedanta Resources Ltd.
6.13%, 08/09/24 (Call 08/09/21)(a)	400	259,500
7.13%, 05/31/23(a)	300	203,763

		4,362,531

Indonesia — 0.7%
Adaro Indonesia PT, 4.25%, 10/31/24 (Call 10/31/22)(a)	500	495,000
Indika Energy Capital III Pte Ltd., 5.88%, 11/09/24 (Call 11/09/21)(a)	400	367,937
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26 (Call 05/14/23)(a)	800	788,750
Saka Energi Indonesia PT, 4.45%, 05/05/24(a)	400	377,750
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33 (Call 04/24/26)(a)	181	194,155

		2,223,592

Israel — 2.6%
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/23)(a)	400	411,000
7.50%, 05/15/26 (Call 05/15/21)(a)	1,400	1,498,000
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	350	344,750
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	100	102,625
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	1,575	1,527,750
3.15%, 10/01/26	1,600	1,456,400
4.10%, 10/01/46(b)	1,050	888,490
6.00%, 04/15/24 (Call 01/15/24)	400	423,875
6.75%, 03/01/28 (Call 12/01/27)	800	885,250
7.13%, 01/31/25 (Call 10/31/24)(a)	400	435,750

		7,973,890

Jamaica — 0.3%
Digicel Group 0.5 Ltd. (2.00% PIK), 10.00%, 04/01/24 (Call 08/14/20)(e)	621	468,804
Digicel Group Two Ltd., 8.25%, 09/30/22 (Call 09/30/20)(a)(g)	558	10,815
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd., 8.75%, 05/25/24 (Call 05/25/21)(a)	200	201,750
Digicel Ltd., 6.75%, 03/01/23 (Call 08/17/20)(a)(g)	400	276,000

		957,369

Kazakhstan — 0.0%
Halyk Savings Bank of Kazakhstan JSC, 5.50%, 12/21/22 (Call 09/01/20)(a)	147	146,159

Kuwait — 0.3%
Burgan Bank SAK, 5.75%, (Call 07/09/24)(a)(c)(d)	200	194,000
Kuwait Projects Co. SPC Ltd.
4.23%, 10/29/26(a)	400	387,125
4.50%, 02/23/27(a)	200	192,875

		774,000

Macau — 1.2%
Melco Resorts Finance Ltd.
5.25%, 04/26/26 (Call 04/26/22)(a)	800	811,000
5.38%, 12/04/29 (Call 12/04/24)(a)	600	597,750
MGM China Holdings Ltd., 5.38%, 05/15/24 (Call 05/15/21)(a)	800	819,500
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 10/01/20)(a)	400	396,750
5.13%, 12/15/29 (Call 12/15/24)(a)	800	780,000
5.50%, 01/15/26 (Call 06/15/22)(a)	200	199,470

		3,604,470

Mexico — 8.9%
Axtel SAB de CV, 6.38%, 11/14/24 (Call 11/14/20)(a)	200	209,250

Security	Par (000)	Value

Mexico (continued)
Banco Mercantil del Norte SA/Grand Cayman, 6.75%, (Call 09/27/24)(a)(c)(d)	$700	$666,312
BBVA Bancomer SA/Texas
5.13%, 01/18/33 (Call 01/17/28)(a)(c)	600	563,625
5.88%, 09/13/34 (Call 09/13/29)(a)(c)	350	342,125
6.75%, 09/30/22(a)	800	863,800
Braskem Idesa SAPI, 7.45%, 11/15/29 (Call 11/15/24)(a)(b)	400	348,750
Cemex Finance LLC, 6.00%, 04/01/24 (Call 08/31/20)(a)	250	253,906
Cemex SAB de CV
5.45%, 11/19/29 (Call 11/19/24)(a)	400	387,684
5.70%, 01/11/25 (Call 08/31/20)(a)(b)	600	604,125
6.13%, 05/05/25 (Call 08/31/20)(a)	400	407,500
7.38%, 06/05/27 (Call 06/05/23)(f)	200	213,222
7.38%, 06/05/27 (Call 06/05/23)(a)	200	213,222
7.75%, 04/16/26 (Call 04/16/21)(a)	600	634,125
Grupo Bimbo SAB de CV, 5.95%, (Call 04/17/23)(a)(c)(d)	200	208,500
Petroleos Mexicanos
4.50%, 01/23/26(b)	200	183,200
4.88%, 01/18/24	1,000	978,125
5.35%, 02/12/28	200	175,438
5.95%, 01/28/31 (Call 10/28/30)(a)	2,500	2,150,000
6.35%, 02/12/48	100	78,328
6.49%, 01/23/27 (Call 11/23/26)(a)	200	191,000
6.50%, 03/13/27	3,500	3,333,750
6.50%, 01/23/29	200	183,811
6.63%, 06/15/35	300	255,570
6.75%, 09/21/47	3,850	3,128,125
6.84%, 01/23/30 (Call 10/23/29)(a)	2,800	2,593,063
6.88%, 08/04/26	2,300	2,286,775
6.95%, 01/28/60 (Call 07/28/59)(a)	2,300	1,883,125
7.69%, 01/23/50 (Call 07/23/49)(a)	4,700	4,109,210

		27,445,666

Morocco — 0.4%
OCP SA
5.63%, 04/25/24(a)	800	861,750
6.88%, 04/25/44(a)	400	497,500

		1,359,250

Netherlands — 0.1%
VEON Holdings BV, 4.00%, 04/09/25 (Call 01/09/25)(a)	400	412,750

Nigeria — 0.2%
IHS Netherlands Holdco BV
7.13%, 03/18/25 (Call 09/18/21)(a)	200	203,313
8.00%, 09/18/27 (Call 09/18/22)(a)	400	408,000

		611,313

Oman — 0.4%
National Bank of Oman SAOG, 5.63%, 09/25/23(a)	200	200,000
Oztel Holdings SPC Ltd.
5.63%, 10/24/23(a)	600	597,750
6.63%, 04/24/28(a)	300	293,719

		1,091,469

Panama — 0.5%
C&W Senior Financing DAC
6.88%, 09/15/27 (Call 09/15/22)(a)	800	853,240
7.50%, 10/15/26 (Call 10/15/21)(a)	400	425,000
Cable Onda SA, 4.50%, 01/30/30 (Call 01/30/25)(a)	200	209,744

		1,487,984

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® J.P. Morgan EM High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Paraguay — 0.1%
Telefonica Celular del Paraguay SA, 5.88%, 04/15/27 (Call 04/15/22)(a)	$200	$211,500

Peru — 0.4%
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.38%, 06/01/28(a)	200	196,375
Inkia Energy Ltd., 5.88%, 11/09/27 (Call 11/09/22)(a)	200	203,375
Nexa Resources SA, 5.38%, 05/04/27 (Call 02/04/27)(a)(b)	600	620,254
Peru LNG Srl, 5.38%, 03/22/30(a)	400	307,500

		1,327,504

Philippines — 0.6%
JGSH Philippines Ltd., 4.38%, 01/23/23(a)	400	422,252
Jollibee Worldwide Pte Ltd., 3.90%, (Call 01/23/25)(a)(c)(d)	400	375,000
Petron Corp., 4.60%, (Call 07/19/23)(a)(c)(d)	200	188,750
SMC Global Power Holdings Corp., 6.50%, (Call 04/25/24)(a)(c)(d)	1,000	981,562

		1,967,564

Russia — 2.5%
Alfa Bank AO Via Alfa Bond Issuance PLC, 5.95%, 04/15/30 (Call 04/15/25)(a)(c)	600	602,062
Credit Bank of Moscow Via CBOM Finance PLC, 8.88%, (Call 11/10/22)(a)(c)(d)	400	370,375
Eurochem Finance DAC, 5.50%, 03/13/24(a)	400	435,000
Evraz PLC
5.25%, 04/02/24(a)	400	434,375
5.38%, 03/20/23(a)	500	532,969
Metalloinvest Finance DAC, 4.85%, 05/02/24(a)	600	644,812
Petropavlovsk 2016 Ltd., 8.13%, 11/14/22 (Call 08/14/22)(a)	200	209,063
Polyus Finance PLC, 5.25%, 02/07/23(a)	400	428,250
Sberbank of Russia Via SB Capital SA, 5.13%, 10/29/22(a)	900	946,125
Uralkali OJSC Via Uralkali Finance DAC, 4.00%, 10/22/24(a)	400	409,875
VEON Holdings BV
4.95%, 06/16/24 (Call 03/16/24)(a)	400	429,125
5.95%, 02/13/23(a)	400	433,875
VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22(a)	800	850,000
VTB Bank PJSC Via VTB Eurasia DAC, 9.50%, (Call 12/06/22)(a)(c)(d)	1,050	1,144,172

		7,870,078

Saudi Arabia — 0.2%
Dar Al-Arkan Sukuk Co. Ltd., 6.75%, 02/15/25(a)	600	528,375

Singapore — 0.1%
Olam International Ltd., 5.35%, (Call 07/20/21)(a)(c)(d)	200	200,500

South Africa — 1.3%
Eskom Holdings SOC Ltd.
6.35%, 08/10/28(a)	400	400,375
6.75%, 08/06/23(a)	617	588,464
7.13%, 02/11/25(a)	460	436,137
FirstRand Bank Ltd., 6.25%, 04/23/28 (Call 04/23/23)(a)(c)	200	206,563
Gold Fields Orogen Holdings BVI Ltd.
5.13%, 05/15/24 (Call 04/15/24)(a)	200	217,688
6.13%, 05/15/29 (Call 02/15/29)(a)	200	232,250
MTN Mauritius Investments Ltd., 4.76%, 11/11/24(a)	600	609,187
Sasol Financing USA LLC
5.88%, 03/27/24 (Call 02/27/24)	1,000	933,125
6.50%, 09/27/28 (Call 06/27/28)	400	359,000

		3,982,789

Security	Par (000)	Value

South Korea — 0.2%
Woori Bank
4.25%, (Call 10/04/24)(a)(c)(d)	$400	$404,436
5.25%, (Call 05/16/22)(a)(c)(d)	200	206,750

		611,186

Thailand — 0.3%
Bangkok Bank PCL/Hong Kong, 3.73%, 09/25/34 (Call 09/25/29)(a)(c)	600	600,375
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31 (Call 10/02/26)(a)(c)	400	400,000

		1,000,375

Togo — 0.1%
Ecobank Transnational Inc., 9.50%, 04/18/24(a)	200	203,000

Turkey — 3.2%
Akbank Turk AS
5.00%, 10/24/22(a)	300	293,062
5.13%, 03/31/25(a)	200	185,500
7.20%, 03/16/27 (Call 03/16/22)(a)(c)	200	181,500
Arcelik AS, 5.00%, 04/03/23(a)	200	198,750
KOC Holding AS
5.25%, 03/15/23 (Call 12/15/22)(a)	400	398,000
6.50%, 03/11/25 (Call 12/11/24)(a)	400	406,375
Mersin Uluslararasi Liman Isletmeciligi AS, 5.38%, 11/15/24 (Call 11/15/22)(a)	400	403,125
QNB Finansbank AS, 6.88%, 09/07/24(a)	400	403,500
Tupras Turkiye Petrol Rafinerileri AS, 4.50%, 10/18/24 (Call 07/20/24)(a)	400	370,250
Turk Telekomunikasyon AS
4.88%, 06/19/24(a)	400	390,750
6.88%, 02/28/25(a)	200	207,688
Turkcell Iletisim Hizmetleri AS
5.75%, 10/15/25(a)	400	400,871
5.80%, 04/11/28 (Call 01/11/28)(a)	200	196,000
Turkiye Garanti Bankasi AS
5.25%, 09/13/22(a)	400	393,125
5.88%, 03/16/23(a)	300	295,594
6.13%, 05/24/27 (Call 05/24/22)(a)(c)	400	334,500
Turkiye Is Bankasi AS
6.00%, 10/24/22(a)	450	433,828
6.13%, 04/25/24(a)	800	761,750
7.00%, 06/29/28 (Call 06/29/23)(a)(c)	200	180,875
7.75%, 01/22/30 (Call 01/22/25)(a)(c)	200	181,500
Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 03/14/26 (Call 12/14/25)(a)	300	305,062
Turkiye Vakiflar Bankasi TAO
5.75%, 01/30/23(a)	300	288,000
6.00%, 11/01/22(a)	300	289,969
8.13%, 03/28/24(a)	600	603,000
Yapi ve Kredi Bankasi AS
5.50%, 12/06/22(a)	600	577,687
5.85%, 06/21/24(a)	300	286,406
6.10%, 03/16/23(a)	200	195,375
8.25%, 10/15/24(a)	200	203,563
8.50%, 03/09/26 (Call 03/09/21)(a)(c)	200	198,250
13.88%, (Call 01/15/24)(a)(c)(d)	200	215,875

		9,779,730

Ukraine — 0.4%
Metinvest BV
7.75%, 04/23/23 (Call 01/23/23)(a)	200	196,875

4

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® J.P. Morgan EM High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ukraine (continued)
7.75%, 10/17/29(a)	$200	$185,500
8.50%, 04/23/26 (Call 01/23/26)(a)	400	391,000
MHP SE, 7.75%, 05/10/24(a)	400	418,250
VF Ukraine PAT via VFU Funding PLC, 6.20%, 02/11/25 (Call 02/11/22)(a)	200	197,938

		1,389,563

United Arab Emirates — 0.6%
ADIB Capital Invest 2 Ltd., 7.13%, (Call 09/20/23)(a)(c)(d)	400	417,625
DIB Tier 1 Sukuk 3 Ltd., 6.25%, (Call 01/22/25)(a)(c)(d)	400	409,000
Emirates NBD Bank PJSC, 6.13%, (Call 03/20/25)(a)(c)(d)	600	597,187
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.13%, 07/31/26 (Call 07/31/22)(a)	400	387,000
Shelf Drilling Holdings Ltd., 8.25%, 02/15/25 (Call 02/15/21)(a)	500	190,000

		2,000,812

Vietnam — 0.1%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29 (Call 05/07/23)(a)	250	251,719

Zambia — 0.7%
First Quantum Minerals Ltd.
6.88%, 03/01/26 (Call 03/01/21)(a)	1,000	993,950
7.25%, 04/01/23 (Call 08/31/20)(a)	1,200	1,198,860

		2,192,810

Total Corporate Bonds & Notes — 53.0% (Cost: $164,986,901)		163,867,793

Foreign Government Obligations(h)

Angola — 1.1%
Angolan Government International Bond
8.00%, 11/26/29(a)	1,400	1,163,750
9.13%, 11/26/49(a)	1,200	981,000
9.50%, 11/12/25(a)	1,200	1,091,250

		3,236,000

Argentina — 2.5%
Argentine Republic Government International Bond
4.63%, 01/11/23(g)	800	352,750
5.88%, 01/11/28(g)	1,950	819,000
6.63%, 07/06/28(g)	400	167,625
6.88%, 01/26/27(g)	1,724	724,080
6.88%, 01/11/48(g)	1,350	555,187
7.13%, 07/06/36(g)	920	389,850
7.13%, 06/28/2117(g)	1,531	629,624
7.50%, 04/22/26(g)	3,055	1,306,967
7.63%, 04/22/46(g)	1,031	440,753
8.28%, 12/31/33(g)	743	374,559
Series NY, 3.75%, 12/31/38(g)	2,550	1,059,844
Series NY, 8.28%, 12/31/33(g)	1,657	838,962

		7,659,201

Azerbaijan — 0.5%
Republic of Azerbaijan International Bond
3.50%, 09/01/32(a)	150	149,297
4.75%, 03/18/24(a)	1,000	1,078,125
State Oil Co. of the Azerbaijan Republic, 4.75%, 03/13/23(a)	400	418,625

		1,646,047

Security	Par (000)	Value

Bahrain — 2.0%
Bahrain Government International Bond
5.63%, 09/30/31(a)	$400	$404,750
6.00%, 09/19/44(a)	800	787,500
6.13%, 08/01/23(a)	1,000	1,063,125
6.75%, 09/20/29(a)	600	662,812
7.00%, 01/26/26(a)	600	672,375
7.00%, 10/12/28(a)	900	1,006,312
7.38%, 05/14/30(a)	200	229,000
CBB International Sukuk Co. 5 SPC, 5.62%, 02/12/24(a)	600	626,625
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(a)	200	224,438
CBB International Sukuk Programme Co. SPC
4.50%, 03/30/27(a)	200	201,250
6.25%, 11/14/24(a)	200	215,938

		6,094,125

Bolivia — 0.1%
Bolivian Government International Bond, 4.50%, 03/20/28(a)	400	353,750

Brazil — 5.7%
Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 09/26/23(a)(b)	800	878,000
Brazil Minas SPE via State of Minas Gerais, 5.33%, 02/15/28(a)	640	658,960
Brazilian Government International Bond
2.63%, 01/05/23	1,100	1,132,313
3.88%, 06/12/30	1,000	1,021,000
4.25%, 01/07/25(b)	1,948	2,100,796
4.50%, 05/30/29 (Call 02/28/29)	800	859,750
4.63%, 01/13/28 (Call 10/13/27)	1,400	1,529,500
4.75%, 01/14/50 (Call 07/14/49)	1,150	1,188,812
5.00%, 01/27/45	1,526	1,614,699
5.63%, 01/07/41	1,117	1,265,701
5.63%, 02/21/47	1,300	1,488,906
6.00%, 04/07/26	1,014	1,193,668
7.13%, 01/20/37	760	977,550
8.25%, 01/20/34	650	896,594
8.88%, 04/15/24	520	650,000

		17,456,249

Costa Rica — 0.6%
Costa Rica Government International Bond
4.25%, 01/26/23(a)	400	382,000
6.13%, 02/19/31(a)	600	545,812
7.00%, 04/04/44(a)	462	411,469
7.16%, 03/12/45(a)	600	535,313

		1,874,594

Dominican Republic — 2.4%
Dominican Republic International Bond
5.50%, 01/27/25(a)	700	725,156
5.88%, 04/18/24(a)(b)	540	564,469
5.88%, 01/30/60(a)	850	810,422
5.95%, 01/25/27(a)	900	951,187
6.00%, 07/19/28(a)	750	796,172
6.40%, 06/05/49(a)	600	605,438
6.50%, 02/15/48(a)(b)	450	458,016
6.85%, 01/27/45(a)	990	1,043,522
6.88%, 01/29/26(a)	700	770,437
7.45%, 04/30/44(a)	600	675,937

		7,400,756

5

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® J.P. Morgan EM High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ecuador — 1.3%
Ecuador Government International Bond
7.88%, 01/23/28(a)(g)	$1,200	$600,000
7.95%, 06/20/24(a)(g)	1,000	537,500
8.75%, 06/02/23(a)(g)	1,200	630,000
8.88%, 10/23/27(a)(g)	1,300	656,500
9.50%, 03/27/30(a)(g)	600	309,000
9.63%, 06/02/27(a)(g)	400	202,000
9.65%, 12/13/26(a)(g)	1,200	607,500
10.75%, 01/31/29(a)(g)	1,000	505,000

		4,047,500

Egypt — 2.8%
Egypt Government International Bond
5.58%, 02/21/23(a)	600	615,938
5.75%, 05/29/24(f)	600	606,000
5.88%, 06/11/25(a)	800	809,000
6.59%, 02/21/28(a)	414	407,919
7.05%, 01/15/32(a)	400	378,375
7.50%, 01/31/27(a)	1,000	1,041,875
7.60%, 03/01/29(a)	600	610,500
7.63%, 05/29/32(f)	600	586,688
7.90%, 02/21/48(a)	800	735,000
8.50%, 01/31/47(a)	1,300	1,282,531
8.70%, 03/01/49(a)	800	788,500
8.88%, 05/29/50(f)	800	798,000

		8,660,326

El Salvador — 0.3%
El Salvador Government International Bond
7.12%, 01/20/50 (Call 07/20/49)(a)	550	454,438
7.65%, 06/15/35(a)	400	356,750

		811,188

Ethiopia — 0.1%
Ethiopia International Bond, 6.63%, 12/11/24(a)	400	394,125

Gabon — 0.1%
Gabon Government International Bond, 6.63%, 02/06/31(a)	400	379,000

Ghana — 1.0%
Ghana Government International Bond
6.38%, 02/11/27(a)	400	368,750
7.63%, 05/16/29(a)	800	741,250
8.13%, 01/18/26(a)	470	471,469
8.13%, 03/26/32(a)	900	838,687
8.63%, 06/16/49(a)	400	352,750
8.95%, 03/26/51(a)	500	450,469

		3,223,375

Guatemala — 0.3%
Guatemala Government Bond, 6.13%, 06/01/50 (Call 12/01/49)(a)	700	852,688

Iraq — 0.5%
Iraq International Bond, 5.80%, 01/15/28 (Call 09/14/20)(a)	1,641	1,511,938

Ivory Coast — 0.5%
Ivory Coast Government International Bond
5.75%, 12/31/32 (Call 12/31/20)(a)(i)	332	320,691
6.13%, 06/15/33(a)	600	585,375
6.38%, 03/03/28(a)	700	712,250

		1,618,316

Security	Par (000)	Value

Jamaica — 0.8%
Jamaica Government International Bond
6.75%, 04/28/28(b)	$600	$695,437
7.88%, 07/28/45	900	1,171,969
8.00%, 03/15/39	500	657,344

		2,524,750

Jordan — 0.6%
Jordan Government International Bond
5.75%, 01/31/27(a)	600	608,812
5.85%, 07/07/30(f)	500	499,219
6.13%, 01/29/26(a)	400	415,000
7.38%, 10/10/47(a)	400	417,375

		1,940,406

Kenya — 0.8%
Kenya Government International Bond
6.88%, 06/24/24(a)	1,200	1,215,375
8.00%, 05/22/32(a)	600	591,750
8.25%, 02/28/48(a)	600	585,375

		2,392,500

Lebanon — 0.2%
Lebanon Government International Bond
6.00%, 01/27/23(a)(g)	500	86,250
6.10%, 10/04/22(a)(g)	700	126,000
6.60%, 11/27/26(a)(g)	700	113,531
6.65%, 02/26/30(a)(g)	640	105,600
6.75%, 11/29/27(a)(g)	500	81,250
6.85%, 03/23/27(a)(g)	650	105,422
7.00%, 03/23/32(a)(g)	500	80,781

		698,834

Malaysia — 0.6%
1MDB Global Investments Ltd., 4.40%, 03/09/23(a)	2,000	1,980,000

Mongolia — 0.1%
Mongolia Government International Bond, 5.13%, 12/05/22(a)	200	201,063

Nigeria — 1.3%
Nigeria Government International Bond
6.50%, 11/28/27(a)	800	759,750
7.14%, 02/23/30(a)	514	492,155
7.63%, 11/21/25(a)	500	515,625
7.63%, 11/28/47(a)	800	729,750
7.70%, 02/23/38(a)	600	558,750
7.88%, 02/16/32(a)	600	578,062
8.75%, 01/21/31(a)	400	409,000

		4,043,092

Oman — 2.5%
Oman Government International Bond
4.75%, 06/15/26(a)	2,500	2,328,906
5.38%, 03/08/27(a)	200	189,500
5.63%, 01/17/28(a)	2,000	1,890,000
6.50%, 03/08/47(a)	800	707,500
6.75%, 01/17/48(a)	1,400	1,237,688
Oman Sovereign Sukuk Co., 5.93%, 10/31/25(a)	1,400	1,462,562

		7,816,156

Pakistan — 0.5%
Pakistan Government International Bond
6.88%, 12/05/27(a)	800	784,500
8.25%, 04/15/24(a)	677	707,695

		1,492,195

6

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® J.P. Morgan EM High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Paraguay — 0.4%
Paraguay Government International Bond
4.95%, 04/28/31 (Call 01/28/31)(f)	$400	$454,400
6.10%, 08/11/44(a)	600	797,062

		1,251,462

Senegal — 0.3%
Senegal Government International Bond
6.25%, 05/23/33(a)	500	493,750
6.75%, 03/13/48(a)	400	379,000

		872,750

South Africa — 2.5%
Republic of South Africa Government International Bond
4.30%, 10/12/28	800	752,250
4.67%, 01/17/24(b)	600	618,000
4.85%, 09/27/27(b)	600	594,938
4.85%, 09/30/29	900	862,031
4.88%, 04/14/26	700	705,250
5.00%, 10/12/46(b)	400	332,875
5.38%, 07/24/44	500	439,375
5.65%, 09/27/47	800	711,250
5.75%, 09/30/49	1,300	1,154,969
5.88%, 09/16/25	986	1,053,787
5.88%, 06/22/30	600	616,500

		7,841,225

Sri Lanka — 1.2%
Sri Lanka Government International Bond
5.75%, 04/18/23(a)	600	483,750
6.20%, 05/11/27(a)	800	585,500
6.75%, 04/18/28(a)	500	365,781
6.83%, 07/18/26(a)	400	298,875
6.85%, 03/14/24(a)	500	397,031
6.85%, 11/03/25(a)	700	534,188
7.55%, 03/28/30(a)	600	440,625
7.85%, 03/14/29(a)	700	522,156

		3,627,906

Trinidad And Tobago — 0.1%
Trinidad & Tobago Government International Bond, 4.50%, 08/04/26(a)	400	408,250

Tunisia — 0.1%
Banque Centrale de Tunisie International Bond, 5.75%, 01/30/25(a)	400	366,625

Turkey — 8.0%
Hazine Mustesarligi Varlik Kiralama AS, 5.00%, 04/06/23(a)	1,000	973,750
Turkey Government International Bond
3.25%, 03/23/23	700	647,938
4.25%, 03/13/25(b)	1,000	900,938
4.25%, 04/14/26	600	522,188
4.88%, 10/09/26	1,310	1,167,128
4.88%, 04/16/43	1,379	1,042,007
5.13%, 02/17/28	1,000	883,750
5.25%, 03/13/30(b)	800	686,500
5.60%, 11/14/24	1,100	1,047,062
5.75%, 03/22/24	1,050	1,004,062
5.75%, 05/11/47	1,626	1,284,032
6.00%, 03/25/27	1,521	1,423,561
6.00%, 01/14/41	1,303	1,083,933
6.13%, 10/24/28	800	744,500
6.25%, 09/26/22	983	975,627
6.35%, 08/10/24	950	929,516

Security	Par/ Shares (000)	Value

Turkey (continued)
6.63%, 02/17/45	$1,479	$1,290,427
6.75%, 05/30/40	875	782,852
6.88%, 03/17/36	1,291	1,195,789
7.25%, 12/23/23	1,000	1,003,437
7.25%, 03/05/38	450	432,563
7.38%, 02/05/25	1,570	1,595,512
7.63%, 04/26/29(b)	1,400	1,416,187
8.00%, 02/14/34	713	736,173
11.88%, 01/15/30	700	907,812

		24,677,244

Ukraine — 2.0%
Ukraine Government International Bond
7.38%, 09/25/32(a)	1,300	1,274,000
7.75%, 09/01/22(a)	600	623,100
7.75%, 09/01/23(a)	675	700,312
7.75%, 09/01/24(a)	718	741,335
7.75%, 09/01/25(a)	636	656,034
7.75%, 09/01/26(a)	500	511,250
7.75%, 09/01/27(a)	600	612,563
9.75%, 11/01/28(a)	800	891,500

		6,010,094

Venezuela — 0.2%
Venezuela Government International Bond
7.65%, 04/21/25(a)(g)	658	42,770
9.00%, 05/07/23(a)(g)	1,037	67,405
9.25%, 09/15/27(g)	1,962	127,530
9.38%, 01/13/34(g)	730	47,450
11.75%, 10/21/26(a)(g)	1,435	93,275
11.95%, 08/05/31(a)(g)	2,030	131,950
12.75%, 08/23/22(a)(g)	1,430	92,950

		603,330

Vietnam — 0.2%
Vietnam Government International Bond, 4.80%, 11/19/24(a)	600	663,866

Zambia — 0.2%
Zambia Government International Bond
8.50%, 04/14/24(a)	400	223,500
8.97%, 07/30/27(a)	600	339,563

		563,063

Total Foreign Government Obligations — 44.4% (Cost: $163,640,138)		137,193,989

Short-Term Investments

Money Market Funds — 5.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.40%(j)(k)(l)	12,968	12,982,248
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.12%(j)(k)	3,309	3,309,000

		16,291,248

Total Short-Term Investments — 5.3% (Cost: $16,292,165)		16,291,248

Total Investments in Securities — 102.7% (Cost: $344,919,204)		317,353,030

Other Assets, Less Liabilities — (2.7)%		(8,449,231)

Net Assets — 100.0%		$308,903,799

7

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® J.P. Morgan EM High Yield Bond ETF

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	All or a portion of this security is on loan.
(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Perpetual security with no stated maturity date.
(e)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	Issuer filed for bankruptcy and/or is in default.
(h)	U.S. dollar denominated security issued by foreign domiciled entity.
(i)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period-end.
(l)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$12,983,165	(a)	$—		$—	$(917)	$12,982,248	12,968	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,849,000	—		(540,000	)(a)	—	—	3,309,000	3,309	35,001	—

						$—	$(917)	$16,291,248		$35,001	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$163,867,793	$—	$163,867,793
Foreign Government Obligations	—	137,193,989	—	137,193,989
Money Market Funds	16,291,248	—	—	16,291,248

	$16,291,248	$301,061,782	$—	$317,353,030

Portfolio Abbreviations — Fixed Income

PIK	Payment-in-kind

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